Mar. 01, 2021
TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses and
Summary Prospectuses
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Transamerica Event Driven
Transamerica Unconstrained Bond
Transamerica Event Driven
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Retail Prospectus and Summary Prospectus for Transamerica Event Driven in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	Since Inception	Inception Date
Class I			11/11/2016
Return before taxes	16.28%	7.65%
Return after taxes on distributions	13.88%	6.73%
Return after taxes on distributions and sale of fund shares	10.40%	5.68%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.39%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.68%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Class I2 Prospectus and Summary Prospectus for Transamerica Event Driven in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				03/31/2015
Return before taxes	15.68%	7.22%	4.97%
Return after taxes on distributions	13.25%	6.33%	4.19%
Return after taxes on distributions and sale of fund shares	10.06%	5.35%	3.61%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.05%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.34%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Transamerica Unconstrained Bond
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Retail Prospectus and Summary Prospectus for Transamerica Unconstrained Bond in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I				12/08/2014
Return before taxes	7.53%	5.15%	4.04%
Return after taxes on distributions	6.05%	3.69%	2.60%
Return after taxes on distributions and sale of fund shares	4.40%	3.30%	2.44%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.00%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.28%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Class I2 Prospectus and Summary Prospectus for Transamerica Unconstrained Bond in the “Performance” section under the sub-heading
“Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				12/08/2014
Return before taxes	7.64%	5.32%	4.17%
Return after taxes on distributions	6.12%	3.77%	2.66%
Return after taxes on distributions and sale of fund shares	4.46%	3.39%	2.51%
ICE BofAML U.S. 3-Month Treasury Bill Index 1 (reflects no deduction for fees, expenses or taxes)	0.67%	1.20%	1.00%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	1.08%	1.50%	1.28%

1
Effective June 1, 2021, ICE BofAML U.S.
3-Month
Treasury Bill Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the ICE BofAML U.S. Dollar LIBOR
3-Month
Constant Maturity Index. The change to the primary benchmark was made to more accurately reflect the principal investment strategies of the fund.

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